Parent Company Information	12 Months Ended
Dec. 31, 2020
Condensed financial information of parent company only disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure Text Block

46. Parent Company Information

The following tables present the Parent Company Only financial information:

Condensed Statements of Financial Position

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Assets
Cash and due from financial institutions	￦	18,537	￦	23,084
Financial assets at fair value through profit or loss		413,909		474,262
Loans at amortized cost		120,000		179,542
Investments in subsidiaries*
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		9,340,395		11,698,159
Other assets		632,074		911,723

Total assets	￦	25,346,636	￦	28,108,491

Liabilities and shareholders’ equity
Borrowings	￦	—	￦	100,000
Debentures		5,543,446		6,128,043
Other liabilities		621,291		894,828
Shareholders’ equity		19,181,899		20,985,620

Total liabilities and shareholders’ equity	￦	25,346,636	￦	28,108,491

*	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.

Condensed Statements of Comprehensive Income

	2018		2019		2020
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	1,089,556	￦	926,934	￦	1,573,411
Interest from subsidiaries		5,710		3,618		3,519
Other income		20,940		22,709		22,749

Total income		1,116,206		953,261		1,599,679

Expense
Interest expense		122,451		126,065		132,437
Non-interest expense		65,027		80,355		87,876

Total expense		187,478		206,420		220,313

Profit before income tax expense		928,728		746,841		1,379,366

Income tax benefit (expense)		(2,823)		(854)		49

Profit for the year		925,905		745,987		1,379,415

Other comprehensive loss for the year, net of tax		(1,911)		(520)		(368)

Total comprehensive income for the year	￦	923,994	￦	745,467	￦	1,379,047

*

The condensed statements of comprehensive income for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS No.16, and the comparatives for the year ended December 31, 2018 has not been restated.

Condensed Statements of Cash Flows

	2018		2019		2020
	(In millions of Korean won)
Operating activities
Net income	￦	925,905	￦	745,987	￦	1,379,415
Reconciliation of net income (loss) to net cash provided by operating activities:
Other operating activities, net		(1,243)		(274)		9,930

Net cash inflow from operating activities		924,662		745,713		1,389,345

Investing activities
Net payments to subsidiaries		—		(100,000)		(2,347,543)
Other investing activities, net		(43,554)		(200,609)		(146,477)

Net cash outflow from investing activities		(43,554)		(300,609)		(2,494,020)

Financing activities
Net decrease in borrowings		(164)		(298,321)		100,000
Increases in debentures		897,872		1,037,656		1,537,091
Repayments of debentures and lease liabilities		(688,486)		(868,723)		(940,610)
Issuance of hybrid securities		—		399,085		1,296,693
Cash dividends paid		(766,728)		(766,249)		(883,952)
Acquisition of treasury shares		(224,700)		(274,317)		—

Net cash inflow (outflow) from financing activities		(782,206)		(770,869)		1,109,222

Net increase(decrease) in cash and cash equivalents		98,902		(325,765)		4,547
Cash and cash equivalents at January 1		245,397		344,299		18,534

Cash and cash equivalents at December 31	￦	344,299	￦	18,534	￦	23,081

*

The condensed statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS No.16, and the comparatives for the year ended December 31, 2018 has not been restated.